Submission	Mar. 07, 2025
Submission [Line Items]
Central Index Key	0001004434
Registrant Name	Affiliated Managers Group, Inc.
Registration File Number	333-285434
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES